[FUND NAME] [DATE ], 2025 Project Picture [Project Name], [Project City, State]

Investment Strategy Profile History & Track Record Active Impact Investing ▪ $7.3 billion investment grade fixed - income portfolio ▪ Internally managed, open - end mutual fund registered under Investment Company Act of 1940 ▪ 369 institutional investors, primarily pension funds including Taft - Hartley and public plans ▪ 100 % union labor requirement for all directly - sourced construction related investments ▪ Directly sourced investments increase relative value and provide additional benefits ▪ Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) ▪ Leadership team with average 29 years experience, 22 years at HIT ▪ Record of consistent and competitive returns ▪ 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis ▪ Focus on high credit quality multifamily mortgage securities ▪ Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index ▪ Higher income with superior credit quality and similar interest rate risk ▪ Provides diversification versus other core strategies HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2025 , unless otherwise denoted . Overview of the HIT 1

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of September 30 , 202 5 . Projects 626 Cities represented across 31 states and DC 210 Housing units, with 67% affordable housing 131,298 Invested or allocated $11.5 B in total development cost $23.2 B in total economic impacts $50.6 B Hours of on - site union construction work created 214.0 M 2

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 2025) 626 302 87 80 ^ 68 44 23 # of Projects $11.5B $6.6B $1.6B $2.2B $1.2B $876.5M $651.8M HIT Investment ° $23.2B $14.5B $2.7B $5.5B $2.9B $2.3B $1.1B Total Development Cost 214.0M 104.4M 23.3M 27.0M 25.0M 18.0M 11.2M Union Construction Hours 245,117 122,978 29,455 30,188 28,672 21,872 12,791 Total Jobs Created 131,298 (67%) 81,379 (78%) 12,261 (51%) 45,444 (91%) 14,896 (68%) 5,097 (90%) 3,681 (32%) Housing Units (% affordable) $50.6B $25.9B $6.0B $6.7B $5.7B $4.9B $2.7B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC , $5M in Twin Cities, $270M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of September 30, 2025. Economic impact data is in 2024 dollars and all other figures are nom inal. 3

Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25 years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT 4

* See slide 8 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of September 30 , 2025 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 4.91% remains attractive * - Yield advantage of 52 bps relative to the Bloomberg Aggregate^ Superior credit quality vs. the Bloomberg Aggregate - 96.1% AA or better, including government/agency insured, relative to the benchmark’s 76.6% - Provides diversification from corporate credit within fixed income Addressing the lack of housing, generating job opportunities - 38 projects under construction at quarter - end:** - Creating or preserving 5,372 units of housing (56% of housing projects have affordable units) - Generating an estimated 22.0 million hours of union construction work Why HIT Now? 5

• Generate competitive risk - adjusted total returns versus its benchmark – primary objective • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly - sourced multifamily construction mortgage - backed securities (MBS) that create jobs and housing (including affordable) • multifamily MBS provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and i nvests in highly liquid securities Core Competency HIT Objectives and Strategy 6 [Project Name] [Project City, State] Project Picture

65.3% 12.5% 13.3% 8.3% 0.6% Sector Allocation** Short Term U.S. Treasury SF MBS 41.7% 50.1% 3.7% 0.6% 3.9% Credit Quality* Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) Multifamily Construction Investments Multifamily Permanent MBS HIT Portfolio Statistics, as of September 30, 2025 7 96% AA or Better 78% Multifamily * Based on total investments and including unfunded commitments. ** Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Includes 9.5% in floating rate investments.

AA Index ^ Bloomberg Agg^ HIT AA Index ^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.86 5.99 5.99 Effective Duration 100% 76.6% 96.1% AA or Better 0.33 0.24 0.19 Convexity 0% 23.4% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 67% 76% 76% Prepayment Protection 3.59% 3.88% 4.19% Current Yield 33% 24% 24% No Prepayment Protection 4.23% 4.39% 4.91% Yield to Worst 0.12% 0.30% 0.79% Option Adjusted Spread Relative Value – Fundamentals vs. Benchmark As of September 30, 2025 8 AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

Multifamily Attractive Relative To Historically Tight Fixed Income Spreads 75 80 31 44 125 0 20 40 60 80 100 120 140 160 180 200 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 Fixed Income Spreads and 5 Year Percentile Rank Spread to Treasury in Basis Points GNMA Multifamily Permanent: 50 th Percentile Corporate Credit*: 1 st Percentile FNMA Multifamily 10/9.5 DUS: 26th Percentile MBS OAS*: 21 st Percentile Source: HIT and Securities Dealers *Bloomberg Agg Sectors GNMA Multifamily Construction: 48 th Percentile 9

HIT Performance Relative to Benchmark 7.64% 6.13% 5.07% 0.11% 2.09% 7.33% 5.80% 4.73% - 0.22% 1.73% 7.46% 5.70% 4.56% - 0.31% 1.99% -1.0% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 6.0% 7.0% 8.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ 10 Total Returns vs. Benchmark As of November 30, 2025 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

Costs of Investing in the HIT • As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations • All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held • Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year • For the year ended December 31, 2024, the expense ratio was 32 bps Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Shareholder Reports, which may be found at www . aflcio - hit . com/shareholder - reports/ and at www . sec . gov . 11 [Project Name] [Project City, State]

SUPPLEMENTAL MATERIALS [Project Name] [Project City, State] 12

HIT’s Investors, as of September 30, 2025 $2,506 34% $1,020 14% $1,652 23% $1,701 23% $435 6% $ in Millions. Plan types include pension , health & welfare, annuity, among others. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Data current as of September 30 , 2025 . [Project Name] [Project City, State] Project Picture 13 Industrial/ Other Building Trades - Local Building Trades - National Public Service

3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - end 14

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 HIT Gross Bloomberg Aggregate^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate 15

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including, among other things, financial and performance information on Form N - CSR and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended November 30 , 2025 was 5 . 80% , 4 . 73% , - 0 . 22% , and 1 . 73% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . [Fund Name] 16

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 17